DEPOSITS BY BANKS - Schedule of Deposits by Banks (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 6,737	£ 14,037
Deposits from banks, settlement activities	503	476
Drawdown from TFSME	3,900	11,000
Items in the course of transmission
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	572	523
Deposits held as collateral
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	543	723
Other deposits
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 5,622	£ 12,791